Newly Effective and Newly Issued But Not Yet Effective IFRS and IFRIC	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Newly Effective and Newly Issued But Not Yet Effective IFRS and IFRIC.

4. NEWLY EFFECTIVE AND NEWLY ISSUED BUT NOT YET EFFECTIVE IFRS AND IFRIC.

The standards and interpretations effective during the 2025 and those issued but not yet in force are detailed below:

a) Standards and interpretations effective as of January 1, 2025

• Lack of convertibility (Amendment to IAS 21)

• Disclosures about Uncertainties in the Financial Statements (Illustrative Examples published in December 2025)

The Group has not had any significant impacts on the consolidated financial statements of 2025.

b) New standards, amendments and interpretations effective and the European Union

• Classification and measure of financial instruments (Amendments to IFRS 9 and IFRS 7) [effective as of January 1, 2026]

• IFRS 18 Disclosures of the financial statements [effective as of January 1, 2027]

• Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency[1]

• Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7

• Annual Improvements to IFRS Accounting Standards - Volume 11

• IFRS 19 Subsidiaries without Public Accountability: Disclosures, effective 1 January 20273

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards. IFRS 18, and the amendments to the other standards, are effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively. The Group is currently working to identify all impacts the amendments will have on the primary financial statements and note s to the financial statements.

The Group intends to adopt the standards, interpretations, and amendments to the standards issued by the IASB, which are not mandatory in the European Union, when they come into force, if applicable.